Global X ASEAN 40 ETF (Prospectus Summary) | Global X FTSE ASEAN 40 ETF Series
Global X FTSE ASEAN 40 ETF
Global X FTSE ASEAN 40 ETF

Supplement Dated July 22, 2014 to the Summary Prospectus,
Statutory Prospectus and Statement of Additional Information (“SAI”)
for the Global X FTSE ASEAN 40 ETF, each dated March 1, 2014.

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Statutory Prospectus and SAI for the Global X FTSE ASEAN 40 ETF.

Effective August 15, 2014, the name of the Global X FTSE ASEAN 40 ETF will change to the Global X Southeast Asia ETF.